ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Parenthetical) (Detail)	Mar. 31, 2022 CNY (¥)
Accrued Liabilities, Current [Abstract]
Outstanding payables to constructor	¥ 0